Summary of Significant Accounting Policies (Details) - Schedule of Table Summarizes the Effect on the Consolidated Balance Sheet - ASC 842 [Member] - CNY (¥)		Jan. 01, 2022	Dec. 31, 2021
Schedule of Table Summarizes the Effect on the Consolidated Balance Sheet [Line Items]
Prepaid expenses and other current assets		¥ 127,565,618	¥ 142,838,295
Operating lease right-of-use assets		853,553,284
Lease liabilities-current		(133,024,693)
Other current liabilities		(281,727,159)	(286,078,575)
Lease liabilities-non-current		(752,579,348)
Other non-current liabilities		¥ (4,195,688)	(47,167,706)
Effect of Adoption [Member]
Schedule of Table Summarizes the Effect on the Consolidated Balance Sheet [Line Items]
Prepaid expenses and other current assets	[1]		(15,272,677)
Operating lease right-of-use assets	[2]		853,553,284
Lease liabilities-current	[3]		(133,024,693)
Other current liabilities	[4]		4,351,416
Lease liabilities-non-current	[3]		(752,579,348)
Other non-current liabilities	[4]		¥ 42,972,018

[1]	Represents the current portion of prepaid rental expenses reclassified to operating lease right-of-use assets.
[2]	Represents the net result of capitalization of operating lease payments and reclassification of prepaid rental expenses.
[3]	Represents the recognition of current and non-current lease liabilities.
[4]	Represents the reclassification of current and non-current accrued rental expenses to lease liabilities.